S000096484 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Baron Financials ETF | Baron Financials ETF
Prospectus [Line Items]
Annual Return [Percent]	0.91%	23.14%	27.31%	(33.30%)	15.35%	47.20%